(Loss)/earnings per ordinary share (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of (Loss)/earnings per ordinary share

Continuing and total operations	2020	2019	2018
Basic (loss)/earnings per ordinary share

(Loss)/profit available for equity holders ($m)	(260)	385	349

Basic weighted average number of ordinary shares (millions)	182	183	190

Basic (loss)/earnings per ordinary share (cents)	(142.9)	210.4	183.7

Diluted (loss)/earnings per ordinary share

(Loss)/profit available for equity holders ($m)	(260)	385	349

Diluted weighted average number of ordinary shares (millions)	182	184	192

Diluted (loss)/earnings per ordinary share (cents)	(142.9)	209.2	181.8

Adjusted earnings per ordinary share

(Loss)/profit available for equity holders ($m)	(260)	385	349

Adjusting items:

System Fund revenues and expenses ($m)	102	49	146

Interest attributable to the System Fund ($m)	(4)	(18)	(19)

Operating exceptional items ($m) (note 6)	270	186	104

Exceptional financial expenses ($m) (note 6)	14	—	—

Change in fair value of contingent purchase consideration ($m) (note 25)	(13)	(27)	4

Tax on exceptional items ($m) (note 6)	(52)	(20)	(22)

Exceptional tax ($m) (note 6)	—	—	(5)

Adjusted earnings ($m)	57	555	557

Basic weighted average number of ordinary shares (millions)	182	183	190

Adjusted earnings per ordinary share (cents)	31.3	303.3	293.2

Adjusted diluted earnings per ordinary share

Adjusted earnings ($m)	57	555	557

Diluted weighted average number of ordinary shares (millions)	182	184	192

Adjusted diluted earnings per ordinary share (cents)	31.3	301.6	290.1

	2020 millions	2019 millions	2018 millions
Diluted weighted average number of ordinary shares is calculated as:

Basic weighted average number of ordinary shares	182	183	190

Dilutive potential ordinary shares	—	1	2

	182	184	192